NASDAQ®
THE NASDAQ STOCK MARKET
9600 BLACKWELL ROAD
ROCKVILLE, MD 20850

William Slattery, CFA
Vice President
Listing Qualifications

CERT NAS
File No. 001-35223

By Electronic Mail

July 21, 2011

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on July 15, 2011 The Nasdaq Stock Market (the "Exchange") received from BioLineRx Ltd. (the "Registrant") a copy of the Registrant's application on Form 20-F for the registration of the following securities:

American Depositary Shares, each representing 10 ordinary shares, par value NIS 0.01 per share

Ordinary shares, par value NIS 0.01 per share*

*Not for trading; only in connection with the registration of American Depositary Shares.

We further certify that the securities described above have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery